Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions
Related Party Transactions

6. Related Party Transactions

        The company incurred expenses for consulting and contract research services with certain related parties, including a family member of management and a board member, of $418, $109, $889, and $1,416 for the years ended December 31, 2013, 2012, 2011 and the period from December 22, 2008 (date of inception) through December 31, 2013. There are no amounts included in accounts payable or accrued expenses at December 31, 2013, 2012 or 2011 due to related parties.